UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1730
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     January 09, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $36,011 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     2098 69100000 SH       SOLE                 69100000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     7145   202400 SH       SOLE                   202400        0        0
APPLE INC                      COM              037833100      175    30000 SH  CALL SOLE                    30000        0        0
CLEARWIRE CORP NEW             CL A             18538Q105     1792   620000 SH       SOLE                   620000        0        0
GENERAL MTRS CO                COM              37045V100      446   150000 SH  CALL SOLE                   150000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126     7494   600000 SH       SOLE                   600000        0        0
GOLDCORP INC NEW               COM              380956409     5043137400000 SH       SOLE                137400000        0        0
HANWHA SOLARONE CO LTD         SPONSORED ADR    41135V103      201   198750 SH       SOLE                   198750        0        0
MICROSOFT CORP                 COM              594918104     2671   100000 SH       SOLE                   100000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113      510   300000 SH       SOLE                   300000        0        0
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1  83415UAB4     3111  4000000 PRN      SOLE                  4000000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      375   150000 SH  PUT  SOLE                   150000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4     4950 11000000 PRN      SOLE                 11000000        0        0